Stockholders’ Equity (Details) - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 15, 2025	Sep. 29, 2025	Jun. 02, 2025	Dec. 02, 2024	Aug. 14, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 13, 2024
Stockholders’ Equity [Line Items]
Common stock, shares authorized						551,000,000	551,000,000		551,000,000	551,000,000	551,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares						1,000,000	1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights							one		one
Aggregate new issue (in Dollars)								$ 54,725	$ 12,010,132	$ 17,256,525
Consecutive business days				3 days
Issuance of shares		2,375,000							2,000,000
Transaction costs (in Dollars)									$ 5,345,222
Sale of shares (in Dollars)							$ 1,000,000	11,955,407
Expiration term									5 years
Shares of common stock						50,160,673	50,160,673		36,202,798	19,635,912
August 2025 Public Offering Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of warrants					9,189,096
Exercise price (in Dollars per share)					$ 1.1
Expiration term					5 years	5 years	5 years
Forecast [Member]
Stockholders’ Equity [Line Items]
Additional commitment shares value (in Dollars)	$ 50,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized											550,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 5		$ 0.0001
Aggregate new issue (in Dollars)								$ 2	$ 169	$ 242
Issuance of shares								7,297	1,682,799	2,422,870
Sale of shares (in Dollars)								$ 168
Common Stock [Member] | August 2025 Public Offering Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)					$ 1	$ 1.1	$ 1.1
Common Stock [Member] | August 2025 Public Offering Warrants [Member]
Stockholders’ Equity [Line Items]
Issuance of shares					3,239,096
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares											1,000,000
Preferred stock, par value (in Dollars per share)											$ 0.0001
ELOC Program [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Received (in Dollars)						$ 836,766
Issuance of shares							358,000
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Aggregate new issue (in Dollars)							$ 25,000,000
Percentage of purchase price				96.50%
Weighted average stock price percentage				98.00%
Sale of shares (in Dollars)			$ 1,250,000
Shares of common stock				25,000,000
White Lion Capital, LLC [Member]
Stockholders’ Equity [Line Items]
Percentage of voting						4.99%	4.99%		4.99%
Weighted average stock price days	10 days
White Lion Capital, LLC [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of voting						19.99%	19.99%		19.99%
Transaction costs (in Dollars)						$ 25,000	$ 25,000
Minimum [Member] | Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Percentage of purchase price				96.50%
Maximum [Member] | Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Percentage of purchase price				98.00%
August 2025 Public Offering [Member]
Stockholders’ Equity [Line Items]
Aggregate new issue (in Dollars)					$ 9,189,096
Common Stock Public Offering [Member]
Stockholders’ Equity [Line Items]
Aggregate cash gross proceeds (in Dollars)					$ 6,000,000